                               CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds,
Inc. (1933 Act File No. 33-45961; 1940 Act File No. 811-6569)
("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the Registrant does not differ from that contained in Post-
Effective Amendment No. 20 ("Amendment No. 20") to its Registration
Statement on Form N-1A, which is the Registrant's most recent post-
effective amendment, and (b) that Amendment No. 20 was filed electronically.

                               IVY FUNDS, INC.

Dated:  July 7, 2003           By: /s/Kristen A. Richards
                                   -----------------------
                                   Kristen A. Richards
                                   Vice President, Secretary and
                                    Associate General Counsel